Label	Element	Value
Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	NYLIM VP Hedge Multi-Strategy Portfolio (formerly, NYLI VP Hedge Multi-Strategy Portfolio)
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock

The Portfolio seeks investment returns that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the NYLI Hedge Multi-Strategy Index. The NYLI Hedge Multi-Strategy Index seeks to achieve performance similar to the overall hedge fund universe by replicating the “beta” portion of the hedge fund return characteristics (i.e., that portion of the returns that are non-idiosyncratic, or unrelated to manager skill).

Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Portfolio Operating Expenses
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 75% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	75.00%
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Portfolio invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the investments included in the NYLI Hedge Multi-Strategy Index (the “Underlying Index”). The Portfolio, by seeking to achieve performance similar to the overall hedge fund universe, is expected to provide investment returns that typically have a low correlation to traditional equity and fixed-income indices, lower volatility than traditional equity indices, and similar volatility to traditional investment grade fixed-income indices.

The Underlying Index typically consists of 30 to 70 component securities (“Underlying Index Components”) selected in accordance with the rules-based methodology for construction of the Underlying Index. The Underlying Index Components primarily include exchange-traded funds (“ETFs”) and/or other exchange-traded vehicles issuing equity securities organized in the U.S., such as exchange-traded commodity pools (“ETVs”), and may include exchange-traded notes (“ETNs”) (such ETFs, ETVs and ETNs are referred to collectively as “exchange-traded products” or “ETPs”). The Portfolio is a “fund of funds” that seeks to achieve its investment objective by investing primarily in ETPs, but may also invest in one or more financial instruments, including but not limited to, futures contracts, reverse repurchase agreements, options, and swap agreements (collectively, “Financial Instruments”) in order to seek to achieve exposure to investment strategies and/or asset classes that are similar to those of the Underlying Index. To the extent that the Underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Portfolio will concentrate its investments to approximately the same extent as the Underlying Index.

The Portfolio may invest up to 20% of its net assets in investments that are not Underlying Index Components, but which New York Life Investment Management LLC (“New York Life Investment Management”), the Portfolio’s advisor, believes will help the Portfolio track its Underlying Index. For example, the Portfolio may hold the underlying portfolio constituents of one or more ETPs that are Underlying Index Components, or a representative sample thereof. The Portfolio may also purchase ETPs that are not Underlying Index Components.

The Underlying Index Components may include as a component one or more ETFs advised New York Life Investment Management (“Affiliated ETFs”), and the Portfolio will typically invest in any Affiliated ETF included in the Underlying Index. The Portfolio also may invest in Affiliated ETFs that are not components of the Underlying Index if it is expected that such an investment will help the Portfolio track the Underlying Index.

The Portfolio employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index, which was developed by New York Life Investment Management. The Underlying Index generally is based on the premise that aggregated returns of hedge funds in a broad hedge fund universe display, over time, significant exposures to a set of common asset classes. The Underlying Index seeks to achieve performance similar to the overall hedge fund universe by replicating the “beta” portion of the hedge fund return characteristics (i.e., that portion of the returns that are non-idiosyncratic, or unrelated to manager skill) over longer term periods and not on a daily basis. The Underlying Index does not seek to replicate the “alpha” portion of the return characteristics of the overall hedge fund universe. Managers included in the broad hedge fund universe may employ investment styles including, but not limited to:

• Equity strategies, including long-only, long bias, long/short, market neutral and dedicated short strategies;

• Fixed income strategies, including long-only and long/short credit strategies, high yield, asset-backed, and convertible bond strategies;

• Emerging market strategies, including global and region- and country-specific strategies;

• Sector strategies, including healthcare and biotechnology, technology, real estate, energy, financials and natural resources strategies; and

• Specialized and alternative strategies, including multi-strategy, balanced, global macro, event-driven, options, merger arbitrage and managed futures strategies.

The Underlying Index may include both long and short positions in ETFs and ETVs. As opposed to taking long positions in which an investor seeks to profit from increases in the price of a security, short selling (or “selling short”) is a technique used by the Portfolio to try and profit from the falling price of a security. Short selling involves selling a security that has been borrowed from a third party with the intention of buying the identical security back at a later date to return to that third party. The basic principle of short selling is that one can profit by selling a security now at a high price and later buying it back at a lower price. The short seller hopes to profit from a decline in the price of the security between the sale and the repurchase, as the seller will pay less to buy the security than it received on selling the security.

The Underlying Index Components generally provide exposures to:

• Alternative strategies including merger arbitrage, market neutral, long/short, options, private equity replication, and managed futures;

• U.S. large-capitalization equity;

• U.S. small-capitalization equity;

• U.S. growth equity;

• U.S. value equity;

• Emerging market equity, debt and sovereign debt, including small-capitalization equity;

• Foreign equity (Europe, Australasia & Far East), including small-capitalization equity;

• U.S. and foreign preferred securities;

• U.S. investment grade corporate debt;

• U.S. government short-, intermediate- and long-term maturity obligations;

• U.S. high yield (or “junk”) debt;

• U.S. Treasury Inflation Protection Securities (“TIPS”);

• U.S. mortgage-backed debt;

• U.S. convertible debt;

• U.S. floating rate bank loans;

• Municipal bonds;

• Foreign sovereign debt;

• Foreign currencies and currency futures;

• U.S. and foreign real estate investment trusts;

• Commodities;

• The implied volatility of the S&P 500® Index; and

• Digital assets, through ETPs that seek exposure to Bitcoin or other types of digital assets, subject to a maximum weight in the Underlying Index of ± 2.5% at the time of rebalance.

New York Life Investment Management anticipates that, generally, the Portfolio will hold all of the investments that comprise the Underlying Index in approximate proportion to their weightings in the Underlying Index. However, the Portfolio may use a “representative sampling” strategy in seeking to track the performance of its Underlying Index when an Underlying Index Component is not available or when New York Life Investment Management believes it would be beneficial for the Portfolio to use a representative sampling strategy, such as when the use of a representative sampling strategy would reduce portfolio trading and implementation costs for the Portfolio. When using a representative sampling strategy, the Portfolio will invest in a sample of its Underlying Index Components where risk, return and other characteristics closely resemble the risk, return and other characteristics of the Underlying Index as a whole.

Strategy Portfolio Concentration [Text]	oef_StrategyPortfolioConcentration	The Portfolio invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the investments included in the NYLI Hedge Multi-Strategy Index (the “Underlying Index”). The Portfolio, by seeking to achieve performance similar to the overall hedge fund universe, is expected to provide investment returns that typically have a low correlation to traditional equity and fixed-income indices, lower volatility than traditional equity indices, and similar volatility to traditional investment grade fixed-income indices.
Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns compare with those of a broad measure of market performance and three additional indexes over time. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The table also includes the average annual returns of the S&P Balanced Equity and Bond-Conservative Index, Barclay Hedge Fund Index and NYLI Hedge Multi-Strategy Index, which are generally representative of the market sectors or types of investments in which the Portfolio invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future.

The Portfolio commenced operations on September 10, 2018. Effective November 30, 2018, the Portfolio entered into a reorganization with MainStay VP Absolute Return Multi-Strategy Portfolio (the "Reorganization"). As part of the Reorganization, the Portfolio assumed the performance history of MainStay VP Absolute Return Multi-Strategy Portfolio. Therefore, performance information for periods prior to November 30, 2018, reflects the performance of MainStay VP Absolute Return Multi-Strategy Portfolio.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns compare with those of a broad measure of market performance and three additional indexes over time. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the Russell 3000® Index to represent a broad measure of market performance. The table also includes the average annual returns of the S&P Balanced Equity and Bond-Conservative Index, Barclay Hedge Fund Index and NYLI Hedge Multi-Strategy Index, which are generally representative of the market sectors or types of investments in which the Portfolio invests.Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future. The Portfolio commenced operations on September 10, 2018. Effective November 30, 2018, the Portfolio entered into a reorganization with MainStay VP Absolute Return Multi-Strategy Portfolio (the "Reorganization"). As part of the Reorganization, the Portfolio assumed the performance history of MainStay VP Absolute Return Multi-Strategy Portfolio. Therefore, performance information for periods prior to November 30, 2018, reflects the performance of MainStay VP Absolute Return Multi-Strategy Portfolio.
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Annual Returns, Initial Class Shares(by calendar year 2016-2025)
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock

Best Quarter
2020, Q2	6.36%
Worst Quarter
2020, Q1	-7.48%

Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2025)
Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | Principal Risks of the Portfolio
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock
Principal Risks of the Portfolio

You can lose money by investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by New York Life Investment Management may underperform the market in which the Portfolio invests or other investments. The Portfolio may receive large purchase or redemption orders which may have adverse effects on performance if the Portfolio were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Portfolio are summarized below. These may also be principal risks of an ETP in which the Portfolio invests.The relative significance of each principal risk summarized below may change over time.

Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	You can lose money by investing in the Portfolio.
Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | Risk Not Insured Depository Institution [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | Exchange-Traded Fund Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Exchange-Traded Fund Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities in which the ETF invests or is designed to track, although lack of liquidity in an ETF’s shares could result in the market price of the ETF’s shares being more volatile than its underlying portfolio securities. Disruptions in the markets for the securities underlying ETFs could result in losses on the investments in ETFs. ETFs may not achieve their investment objectives due to, among other reasons, regulatory restrictions, including exchange rules, rapid or material fluctuations in market prices of shares of an ETF, or shares of an ETF trading significantly above or below net asset value. ETFs also have management fees and transaction costs that may make them more expensive than owning the underlying securities directly.

Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | Index Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Index Risk: The performance of the Underlying Index may deviate from that of the markets the Underlying Index seeks to track due to changes that are reflected in the sector more quickly than the Underlying Index’s monthly rebalancing process can track. Securities in the Underlying Index may also underperform in comparison to the general securities markets. In addition, there is no assurance that the Underlying Index’s methodology will generate or produce the intended results, including achieving exposure to the overall hedge fund universe. Market disruptions and regulatory restrictions could have an adverse effect on the Portfolio’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected for a period of time or at all, which may have an adverse impact on the Portfolio and its shareholders.

Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | Derivatives Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may be riskier than investing directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind and/or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio. Futures and other derivatives may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying instrument, the Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. To the extent that the Portfolio writes or sells an option, if the decline in the value of the underlying instrument is significantly below the exercise price in the case of a written put option or increase above the exercise price in the case of a written call option, the Portfolio could experience a substantial loss. Swaps may be subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Swap transactions tend to shift a Portfolio's investment exposure from one type of investment to another and may entail the risk that a party will default on its payment obligations to the Portfolio. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums on uncleared swaps, which may result in the Portfolio and its counterparties posting higher margin amounts for uncleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange trading. Central clearing, which interposes a central clearinghouse to each participant’s swap, and exchange trading are intended to reduce counterparty credit risk and increase liquidity but neither makes swap transactions risk-free. Derivatives may also increase the expenses of the Portfolio.

Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | Large Transactions Risk
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Risk [Text Block]	oef_RiskTextBlock

Large Transactions Risk: To minimize disruptions to the operations of the Portfolio, New York Life Investment Management seeks to maintain existing target allocations and to implement small changes to target allocations through the netting of purchases and redemptions of Portfolio shares. These practices may temporarily affect New York Life Investment Management's ability to fully implement the Portfolio's investment strategies.

Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | Leverage Risk
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Risk [Text Block]	oef_RiskTextBlock

Leverage Risk: To the extent the Portfolio employs certain strategies and instruments (e.g., derivatives) that result in economic leverage, the Portfolio may be more volatile and sensitive to market movements than a portfolio that does not employ leverage. The use of leverage creates additional investment exposure as well as the potential for greater loss and may require the Portfolio to liquidate investments when it may be disadvantageous to do so.

Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | Liquidity and Valuation Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Liquidity and Valuation Risk: The Portfolio’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. The Portfolio is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Portfolio. To meet redemption requests or to raise cash to pursue other investment opportunities, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Portfolio’s performance.

Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | Market Risk
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Risk [Text Block]	oef_RiskTextBlock

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic, social and geopolitical factors (including responses to government actions or interventions), such as the imposition (or the threatened imposition) of tariffs for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Certain securities may be difficult to value under such conditions, and such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares and adversely affect the Portfolio and its investments.

Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | Cash Flow Risk
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Risk [Text Block]	oef_RiskTextBlock

Cash Flow Risk: The amount of cash that the Portfolio has available to distribute to shareholders will depend on the ability of the ETPs in which the Portfolio has an interest to make distributions or pay dividends to their investors and the tax character of those distributions or dividends.

Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | Portfolio Management Risk
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Risk [Text Block]	oef_RiskTextBlock

Portfolio Management Risk: The investment strategies, practices and risk analyses used by New York Life Investment Management may not produce the desired results or expected returns. The Portfolio may be particularly susceptible to this risk to the extent that New York Life Investment Management employs a “representative sampling” strategy. In addition, the Portfolio may not achieve its investment objective and the Portfolio may not achieve performance similar to the overall hedge fund universe or achieve returns that equal or exceed the Underlying Index, the Russell 3000® Index, S&P Balanced Equity and Bond-Conservative Index, Barclay Hedge Fund Index or NYLI Hedge Multi-Strategy Index.

Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | Index Strategy Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Index Strategy Risk: Unlike many investment companies, the Portfolio seeks to track its Underlying Index and is not “actively” managed. Therefore, the Portfolio would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from (or was no longer useful in tracking a component of) the Underlying Index.

Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | Short Selling and Short Exposure Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Short Selling and Short Exposure Risk: To the extent the Portfolio obtains short exposure through the use of derivatives, the Portfolio would be subject to leverage risk, counterparty risk and other risks associated with the use of derivatives. If a security sold short increases in price, the Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss, which could be theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot go below zero. The Portfolio may have substantial short positions and must borrow those securities to make delivery to the buyer. The Portfolio may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Portfolio may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. The Portfolio also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Portfolio may be required to pay in connection with the short sale.

Until the Portfolio replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with the Portfolio's broker or custodian to cover the Portfolio's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Portfolio's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Portfolio may not be able to substitute or sell the pledged collateral. This may limit the Portfolio's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

By investing the proceeds received from selling securities short, the Portfolio could be deemed to be employing a form of leverage, which creates special risks. The use of leverage may increase the Portfolio's exposure to long positions and make any change in the Portfolio's net asset value greater than it would be without the use of leverage. This could result in increased volatility of returns. There is no guarantee that the Portfolio will leverage its portfolio, or if it does, that the Portfolio's leveraging strategy will be successful or that it will produce a higher return on an investment.

Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | Correlation Risk
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Risk [Text Block]	oef_RiskTextBlock

Correlation Risk: The investment results of the Portfolio may not equal or exceed those of the Underlying Index for a number of reasons, including operating expenses, transaction costs and trading risks (when rebalancing the Portfolio’s securities holdings to reflect changes in the Underlying Index or for other similar reasons), cash flows and operational inefficiencies. Market disruptions and regulatory restrictions could have an adverse effect on the Portfolio’s ability to adjust its exposure to the required levels to track the Underlying Index. In addition, the Portfolio may use a “representative sampling” approach, which may cause the Portfolio’s investment results to not be as well correlated with those of the Underlying Index as would be the case if the Portfolio purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. Errors in the Underlying Index data, the Underlying Index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the provider of the Underlying Index for a period of time or at all, which may have an adverse impact on the Portfolio and its shareholders. As a result, the Portfolio’s returns may be lower than the returns of the Underlying Index.

Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | Fund of Funds Risk
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Risk [Text Block]	oef_RiskTextBlock	Fund of Funds Risk: The Portfolio’s investment performance, because it is a fund of funds, depends on the investment performance of the ETPs in which it invests.
Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | Focused Portfolio Risk
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Risk [Text Block]	oef_RiskTextBlock

Focused Portfolio Risk: To the extent that the Underlying Index concentrates (i.e., holds 25% or more of its total assets) in an industry or group of industries, the Portfolio will concentrate its investments to approximately the same extent as the Underlying Index. In such instances, the Portfolio may be subject to more risks than if it was more broadly diversified over numerous industries and sectors. General changes in market sentiment towards companies in the industries and sectors in which the Portfolio invests may adversely affect the Portfolio, and the performance of such industries and sectors may lag behind the broader market as a whole.

Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | Investments in Other Investment Companies Risk
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Risk [Text Block]	oef_RiskTextBlock

Investments in Other Investment Companies Risk: The Portfolio's investment in another investment company may subject the Portfolio indirectly to the risks of that investment company. The Portfolio also will bear its share of the underlying investment company's fees and expenses, which are in addition to the Portfolio's own fees and expenses.

Principal Risks of the ETPs

The principal risks of the ETPs in which the Portfolio invests, which could adversely affect the performance of the Portfolio, may include the risks summarized below. For purposes of the risks summarized below, the terms “Portfolio” and “Portfolios” may also refer to “Underlying Portfolio/Fund” or “ETPs” as the context requires.

Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | Equity Securities Risk
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Risk [Text Block]	oef_RiskTextBlock

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings.

Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | Geographic Focus Risk
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Risk [Text Block]	oef_RiskTextBlock

Geographic Focus Risk: Issuers that operate in a single country, a small number of countries, or a particular geographic region can be affected similarly by the market, currency, political, social, economic, regulatory, geopolitical and other conditions in such country or region, and the Portfolio’s performance will be affected by the conditions in the countries or regions to which the Portfolio is exposed. To the extent the Portfolio focuses its investments in a particular country or region, its performance will be more susceptible to adverse developments in such country or region than a more geographically diversified fund.

Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | Growth Stock Risk
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Risk [Text Block]	oef_RiskTextBlock

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. These risks may be more pronounced in companies that are in the earlier stages of their growth cycle.

Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | Value Stock Risk
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Value Stock Risk: Value stocks may never reach what the Portfolio's portfolio managers believe is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Portfolio's performance may be lower than that of funds that invest in other types of equity securities.

Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | Market Capitalization Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Market Capitalization Risk: Investments in securities issued by small-, mid-, or large-cap companies will be subject to the risks associated with securities issued by companies of the applicable market capitalization. Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments. Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments. There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | Foreign Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Foreign Securities Risk: An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg (or another similar third party). The issuer’s “country of risk” is determined based on a number of criteria, which may change from time to time and currently include, but are not limited to, its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency.

Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments (such as government expropriation, excessive taxation, political or social instability, trade restrictions (including tariffs) or economic sanctions) that may affect the value of investments in foreign securities. There can also be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign securities may also subject the Portfolio's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Portfolio’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Portfolio may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices. The Portfolio may seek to hedge against its exposure to changes in the value of foreign currency, but there is no guarantee that such hedging techniques will be successful in reducing any related foreign currency valuation risk. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | Emerging Markets Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets are elevated under adverse market conditions and include: (i) smaller trading volumes for such securities and limited access to investments in the event of market closures (including due to local holidays), which result in a lack of liquidity and in greater price volatility; (ii) less government regulation, which could lead to market manipulation, and less extensive, transparent and frequent accounting, auditing, recordkeeping, financial reporting, corporate governance and other requirements, which limit the quality and availability of financial information; (iii) the absence of developed legal systems, including structures governing private or foreign investment or allowing for judicial redress (such as limits on rights and remedies available) for investment losses and injury to private property; (iv) loss resulting from problems in share registration and custody; (v) sensitivity to adverse political or social events affecting the region where an emerging market is located; (vi) particular sensitivity to economic and political disruptions, including adverse effects stemming from actual or threatened wars, military conflicts, sanctions, trade restrictions, recessions, depressions or other economic crises, or reliance on international or other forms of aid, including trade, taxation and development policies; and (vii) the nationalization of foreign deposits or assets.

Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | Convertible Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Convertible Securities Risk: Convertible securities are typically subordinate to an issuer’s other debt obligations. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. Certain types of convertible securities may decline in value or lose their value entirely in the event that the issuer's financial condition becomes significantly impaired. If an issuer stops making interest and/or principal payments, the Portfolio could lose its entire investment.

Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | Currency Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Currency Risk: Changes in the value of foreign (non-U.S.) currencies relative to the U.S. dollar may adversely affect investments in foreign currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign currencies. These changes in value can make the return on an investment go up or down, entirely apart from the quality or performance of the investment itself.

Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | Depositary Receipts Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of investing in foreign securities, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | Debt Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Debt Securities Risk: The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived by market participants, rating agencies, pricing services or otherwise as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations, or changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Portfolio’s investments; (ii) maturity risk, e.g., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, e.g., low demand for debt securities may negatively impact their price; (iv) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up (long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); and (v) call or prepayment risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Portfolio’s income if the proceeds are reinvested at lower interest rates.

Interest rate risk is the risk that the value of the Portfolio’s investments in fixed-income or debt securities will change because of changes in interest rates. There is a risk that interest rates across the financial system may change, possibly significantly and/or rapidly. Changes in interest rates (or the expectation of such changes) or a lack of market participants may lead to decreased liquidity and increased volatility in the fixed-

income or debt markets, making it more difficult for the Portfolio to sell its fixed-income or debt holdings. Decreased liquidity in the fixed-income or debt markets also may make it more difficult to value some or all of the Portfolio’s fixed-income or debt holdings. For most fixed-income investments, when market interest rates fall, prices of previously-issued fixed-rate debt securities rise. However, when market interest rates fall, prices of certain variable and fixed-rate debt securities may be adversely affected (i.e., falling interest rates bring the possibility of prepayment risk, as an instrument may be redeemed before maturity). Very low or negative interest rates may magnify interest rate risk. There is a risk that the income generated by investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, which may adversely affect the Portfolio and its investments. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Portfolio performance to the extent the Portfolio is exposed to such interest rates and/or volatility. Other factors that may affect the value of debt securities include, but are not limited to, economic, social, political, public health, and other crises and responses by governments and companies to such crises. Not all U.S. government debt securities are guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt. The Portfolio’s yield will fluctuate with changes in short-term interest rates.

Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | High-Yield Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are considered speculative by certain ratings agencies because investments in such securities present a greater risk of loss than investments in higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the potential illiquidity and increased risk of loss (which may be substantial or total loss) of income and principal. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | Floating Rate Notes and Variable Rate Notes Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Floating Rate Notes and Variable Rate Notes Risk: Floating and variable rate notes provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate notes may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Portfolio's ability to sell the securities at any given time. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as fast as interest rates in general. Floating rate loans and other similar debt obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors (sometimes referred to as “covenant-lite” loans or obligations) are generally subject to more risk than investments that contain traditional financial maintenance covenants and financial reporting requirements. The terms of many floating rate notes and other instruments are tied to reference rates or benchmarks such as the Secured Overnight Financing Rate (“SOFR”).

Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | Mortgage-Related and Other Asset-Backed Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related securities (such as mortgage-backed securities) and other asset-backed securities generally involve a stream of payments based on the underlying obligations. These payments, which are often part interest and part return of principal, vary based on the rate at which the underlying borrowers repay their loans or other obligations. Asset-backed securities are subject to the risk that borrowers may default on the underlying obligations and that, during periods of falling interest rates, these obligations may be called or prepaid and, during periods of rising interest rates, obligations may be paid more slowly than expected. Impairment of the underlying obligations or collateral, such as by non-payment, will reduce the security's value. Enforcing rights against such collateral in events of default may be difficult or insufficient. The value of these securities may be significantly affected by changes in interest rates (or the expectations of such changes), the market's perception of issuers, and the creditworthiness of the parties involved. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | Mortgage Pass-Through Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Mortgage Pass-Through Securities Risk: Investments in mortgage pass-through securities are subject to similar market risks as fixed-income securities, which include, but are not limited to, interest rate risk, credit risk, prepayment risk, and extension risk.

Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | Commodities and Commodity-Linked Derivatives Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Commodities and Commodity-Linked Derivatives Risk: Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject the Portfolio to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events and policies, war, acts of terrorism, weather and natural disasters, and changes in interest rates or inflation rates. Because the value of a commodity-linked derivative instrument and structured note typically are based upon the price movements of physical commodities, the value of these securities will rise or fall in response to changes in the underlying commodities or related index of investment.

Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | Preferred Stock Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Preferred Stock Risk: Preferred stock is subject to many of the risks associated with debt securities, including interest rate risk. Preferred stock may also be subject to greater credit risk or other risks, such as risks related to limited voting rights, liquidity, regulatory changes and special redemption rights. In addition, preferred stocks may not pay dividends, an issuer may suspend payment of dividends on preferred stock at any time, and in certain situations an issuer may call or redeem its preferred stock or convert it to common stock. To the extent that the Portfolio invests a substantial portion of its assets in convertible preferred stocks, declining common stock values may also cause the value of the Portfolio’s investments to decline.

Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | Real Estate Investment Trust ("REIT") Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Real Estate Investment Trust ("REIT") Risk: Investments in REITs involve risks associated with direct ownership of real estate, including losses from casualty or condemnation, changes in local or general economic conditions, fluctuations in supply and demand, decline in property values, extended vacancies, increases in property taxes, lack of availability of mortgage financing, variations in rental income and changes in interest rates.

Additionally, the appreciation of securities issued by a REIT depends, in part, on the skills of the REIT’s manager. REITs may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency. In addition, REITs that are privately held or not traded on a national securities exchange may subject the Portfolio to liquidity and valuation risk.

Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | Repurchase Agreement Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Repurchase Agreement Risk: Repurchase agreements are subject to the risks that the seller will become bankrupt or insolvent before the date of repurchase or otherwise will fail to repurchase the security or other asset as agreed, which could cause losses to the Portfolio.

Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | Rights and Warrants Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Rights and Warrants Risk: Rights and warrants may provide a greater potential for profit or loss than an equivalent investment in the underlying securities. Prices of these investments do not necessarily move in tandem with the prices of the underlying securities, and warrants are speculative investments. If a right or warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such right or warrant.

Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | Distressed Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Distressed Securities Risk: Investments in distressed securities are subject to substantial risks in addition to the risks of investing in other types of high-yield securities. Distressed securities may be subject to greater levels of market, credit, issuer, and liquidity risks. Distressed securities are speculative and involve substantial risk that principal will not be repaid. Additionally, distressed companies may be engaged in restructurings, bankruptcy proceedings or other financial difficulties which may cause the value of their securities to fluctuate rapidly or unpredictably. Generally, the Portfolio will not receive interest payments on such securities and may incur costs to protect its investment. In addition, the Portfolio's ability to sell distressed securities and any securities received in exchange for such securities may be restricted.

Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | Event-Driven Arbitrage Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Event-Driven Arbitrage Risk: The Portfolio’s investments in securities and companies in anticipation of a “special situation” (e.g., a merger) carry the risk that the special situation does not occur as anticipated, when anticipated, or at all, or if it is perceived to be less likely to occur. The market price of the security purchased by the Portfolio may decline sharply and result in losses to the Portfolio if, for example, such securities are ultimately sold, transferred or exchanged for securities or cash, the value of which is less than the purchase price.

Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | Floating Rate Loans Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Floating Rate Loans Risk: The floating rate loans in which the Portfolio invests are usually rated below investment grade, or, if unrated, determined by New York Life Investment Management to be of comparable quality (commonly referred to as "junk bonds") and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt instruments. Moreover, such investments may, under certain circumstances, be particularly susceptible to liquidity and valuation risks. Although certain floating rate loans are collateralized, there is no guarantee that the value of the collateral will be sufficient or available to satisfy the borrower’s obligation. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates. In the event of a recession or serious credit event, among other eventualities, the value of the Portfolio's investments in floating rate loans are more likely to decline. The secondary market for floating rate loans is limited and, thus, the Portfolio’s ability to sell or realize the full value of its investment in these loans to reinvest sale proceeds or to meet redemption obligations may be impaired. In addition, floating rate loans generally are subject to extended settlement periods that may be longer than seven days. As a result, the Portfolio may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.

In certain circumstances, floating rate loans may not be deemed to be securities. As a result, the Portfolio may not have the protection of the anti-fraud provisions of the federal securities laws. In such cases, the Portfolio generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.

Floating rate loans and other similar debt obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors (sometimes referred to as “covenant-lite” loans or obligations) are generally subject to more risk than investments that contain traditional financial maintenance covenants and financial reporting requirements.

The terms of many floating rate loans and other instruments are tied to reference rates or benchmarks such as the Secured Overnight Financing Rate (“SOFR”).

Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | Municipal Bond Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Municipal Bond Risk: Municipal bond risks include the inability of the issuer to repay the obligation, the relative lack of information about certain issuers, and the possibility of future tax and legislative changes, as well as economic, regulatory or political developments which could affect the market for and value of municipal securities. Municipalities may experience economic and financial difficulties in an adverse economic environment. The ability of a municipal issuer to make payments and the value of municipal bonds can be affected by uncertainties in the municipal securities market. Such uncertainties or developments could cause increased volatility in the municipal securities market and could negatively impact the Portfolio’s net asset value.

Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | Loan Participation Interest Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Loan Participation Interest Risk: There may not be a readily available market for loan participation interests, which in some cases could result in the Portfolio disposing of such interests at a substantial discount from face value or holding such interests until maturity. In addition, the Portfolio may be exposed to the credit risk of the underlying corporate borrower as well as the lending institution or other participant from whom the Portfolio purchased the loan participation interests. The Portfolio may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest and may be subject to greater delays, expenses and risks than if the Portfolio had purchased a direct obligation of the borrower. Substantial increases in interest rates may cause an increase in loan obligation defaults.

Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | Zero Coupon Bond Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Zero Coupon Bond Risk: Because zero-coupon securities bear no interest and compound semi-annually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities. An investment in zero-coupon and delayed interest securities may cause the Portfolio to recognize income, and therefore the Portfolio may be required to make distributions to shareholders before the Portfolio receives any cash payments on its investment.

Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | VIX Exposure Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

VIX Exposure Risk: The Portfolio may invest in investment products whose value is linked to the performance of the Cboe Volatility Index (the “VIX Index”). The VIX Index seeks to measure the 30-day expected volatility of the Standard & Poor’s 500® Index (“S&P 500® Index”), as calculated based on the prices of certain put and call options on the S&P 500® Index. Products providing exposure to the VIX Index are not able to invest directly in the components of the VIX Index, but rather generally gain exposure to the VIX Index’s performance by purchasing or selling futures contracts on the VIX Index. The level of the S&P 500® Index, the prices of options on the S&P 500® Index, the level of the VIX Index itself and the value of futures contracts on the VIX Index may change suddenly and unpredictably, and may negatively affect the value of the Portfolio’s investments in VIX Index-linked products. In addition, the actual volatility of the S&P 500® Index may not conform to a level predicted by the VIX Index or to the prices of the included put and call options. Several factors may affect the price of the VIX Index, including, but not limited to: market prices and forward volatility levels; expectations that volatility as measured by the VIX Index will fluctuate; supply and demand of VIX Index futures and listed and over-the- counter equity derivative markets; international or domestic political, economic, geographic or financial events; natural disasters; and changes in legal and regulatory regimes in the United States.

Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | Digital Assets Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Digital Assets Risk: An investment providing exposure to Bitcoin or other digital assets through one or more digital asset-based products (such as ETPs) is subject to the risks associated with such digital assets, their underlying networks, and their markets. These risks include market volatility, manipulative, disruptive, or otherwise illegal actions by identified or unidentified bad actors, liquidity risks, interest rate, exchange rate and inflation rate risks, regulatory changes, and technological uncertainties.

• Underlying Digital Asset-Based Product Risk. Investments in a digital asset-based product that provides exposure to Bitcoin, or other digital assets, whether held directly or through derivatives such as futures contracts, carry significant risks. Shares of digital asset-based products have historically traded, and may, in the future, trade at a significant discount or premium to NAV. The market price of the digital asset-based product may move independent of the value of the underlying digital asset. Market volatility may be amplified by technological advancements, regulatory developments, and broader economic conditions. Derivatives exposure introduces additional liquidity and counterparty risk.

• Digital Asset Investment Risk. Investments in digital assets through holdings in one or more ETPs exposes the Portfolio to the unique risks of these digital assets. Prices are highly volatile, driven by fluctuating network adoption, acceptance levels, and usage trends. Digital assets do not constitute legal tender, lack governmental or central bank backing, and are subject to potential government restrictions. Digital assets are susceptible to fraud, theft, market manipulation, and security breaches at trading platforms, wallets, or other locations. Large holders of these assets can influence prices significantly. Changes in the blockchain networks can affect demand and performance. Prices can be influenced and speculative trading may drive price movements independent or fundamental adoption or utility.

• Trading Platform Risk. Trading platforms for digital assets remain largely unregulated and pose the risk of non-compliance with applicable regulations if any assets on the platforms are deemed to be securities. Trading platforms are also prone to fraud and operational failures, and security breaches. Platform shutdowns or other disruptions, whether due to fraud, technical issues, or security breaches, can significantly impact market prices, liquidity and investor confidence.

• Blockchain Technology Risk. Blockchain technology underpins digital assets, yet it remains relatively nascent and largely untested. Competing platforms, adoption rates, and technological advancements can affect functionality and relevance. Regulatory changes, cybersecurity incidents, and intellectual property disputes could adversely affect blockchain-dependent investments.

Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | Russell 3000® Index1
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Russell 3000® Index1	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.15%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.15%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.29%
Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | S&P Balanced Equity and Bond Conservative Index2
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	S&P Balanced Equity and Bond Conservative Index2	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.66%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.26%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.75%
Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | Barclay Hedge Fund Index3
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Barclay Hedge Fund Index3	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.16%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.34%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.38%
Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | NYLI Hedge Multi-Strategy Index4
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	NYLI Hedge Multi-Strategy Index4	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.36%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.74%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.00%
Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | Initial Class
Risk/Return:	oef_RiskReturnAbstract
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.31%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.13%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.12%)	[5]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.01%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	347
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	611
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,364
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	6.36%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(7.48%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.05%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.92%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.07%
Annual Return [Percent]	oef_AnnlRtrPct	0.10%
Annual Return [Percent]	oef_AnnlRtrPct	(0.25%)
Annual Return [Percent]	oef_AnnlRtrPct	(6.88%)
Annual Return [Percent]	oef_AnnlRtrPct	8.47%
Annual Return [Percent]	oef_AnnlRtrPct	5.38%
Annual Return [Percent]	oef_AnnlRtrPct	(0.58%)
Annual Return [Percent]	oef_AnnlRtrPct	(8.48%)
Annual Return [Percent]	oef_AnnlRtrPct	10.26%
Annual Return [Percent]	oef_AnnlRtrPct	6.54%
Annual Return [Percent]	oef_AnnlRtrPct	8.05%
Performance Inception Date	oef_PerfInceptionDate	May 01, 2013
Prospectus Summary | NYLI VP Hedge Multi-Strategy Portfolio | Service Class
Risk/Return:	oef_RiskReturnAbstract
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.31%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.38%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.12%)	[5]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.26%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	425
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	744
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,647
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.78%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.67%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.81%
Performance Inception Date	oef_PerfInceptionDate	May 01, 2013

[1]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[2]	The S&P Balanced Equity and Bond-Conservative Index consists of a position in the S&P 500 Total Return Index (25%) and a position in the S&P U.S. Treasury Bond 7-10 Year Index (75%).
[3]	The Barclay Hedge Fund Index is a measure of the average return of all hedge funds (excepting Funds of Funds) in the Barclay database. The index is simply the arithmetic average of the net returns of all the funds that have reported that month.
[4]	The NYLI Hedge Multi-Strategy Index seeks to replicate the risk-adjusted return characteristics of the collective hedge funds using various hedge fund investment styles, including long/short equity, global macro, market neutral, event-driven, fixed income arbitrage and emerging markets.
[5]	New York Life Investment Management LLC ("New York Life Investment Management") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Initial Class shares and Service Class shares do not exceed 0.70% and 0.95%, respectively, of the Portfolio's average daily net assets. This agreement will remain in effect until May 1, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Portfolio.